SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Company’s financial statements include, but are not limited to, estimated stand-alone selling prices of performance obligations, allowance for doubtful accounts, allowance for credit losses, useful lives of property and equipment, realization of deferred tax assets, impairment of long-lived assets, share-based compensation expense, uncertain income tax positions, fair value of the embedded derivatives in the convertible senior notes and fair value of short term and  long term investments. Changes in facts and circumstances may result in revised estimates. Actual results could materially differ from those estimates.

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its non-PRC subsidiaries, WOFEs, the PRC Domestic Entities in which the Company, through its WOFEs, has a controlling financial interest, and the PRC Domestic Entities’ subsidiaries. The Company has determined that it has a controlling financial interest, even though it does not hold a majority of the voting equity interest in an entity, because the Company has the ability to control the PRC Domestic Entities through the WOFEs’ rights to all the residual benefits of the PRC Domestic Entities and the WOFEs’ obligation to fund losses of the PRC Domestic Entities. As a result, the PRC Domestic Entities are included in the consolidated financial statements. All significant intercompany balances and transactions between the Company, its subsidiaries, the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries have been eliminated in consolidation, except for the intercompany transactions between continuing operations and discontinued operations before the disposal of the discontinued operations, which are considered to continue after the disposal of the discontinued operations are presented separately in continuing operations and discontinued operations in a way that reflects the continuance of those transactions.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign Currency Translation and Transactions

The functional currency of the Company and its non-PRC subsidiaries is the United States dollars (“US$”). The WOFEs, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries determine their functional currency to be the Chinese Renminbi (“RMB”) based on the criteria of ASC 830, Foreign Currency Matters. The Company uses US$ as its reporting currency.

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the consolidated statements of comprehensive income (loss).

The assets and liabilities of the Company’s PRC subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries are translated into US$ at the exchange rates prevailing at the balance sheet date. The consolidated statements of comprehensive income (loss) of these entities are translated into US$ at the weighted average exchange rates for the year. The resulting translation gains (losses) are recorded in accumulated other comprehensive income (loss) as a component of shareholders’ equity.

For the purpose of the consolidated statements of cash flows, cash flows of the Company’s PRC subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries are translated into US$ at the exchange rates prevailing on the dates of the cash flows. Frequently recurring cash flows of these entities which arise throughout the year are translated into US$ at the weighted average exchange rates for the year.

Transaction gains and losses are recognized in the consolidated statements of operations. Gains and losses on intra-entity foreign currency transactions that are of a long-term-investment nature (that is, settlement is not planned or anticipated in the foreseeable future) between consolidated entities are not recognized in earnings, but are included as a component of other comprehensive income (loss).

Cash and Cash Equivalents

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions with original maturity of 90 days or less at the date of purchase which are unrestricted as to withdrawal and use. In addition, all highly liquid investments with original stated maturity of 90 days or less are classified as cash equivalents.

Restricted Cash

Restricted cash represents cash pledged to financial institutions as collateral for the Company’s bank loans, and cash deposits in banks that are restricted as to withdrawal or usage according to certain contracts with customers. The restricted cash is not available for withdrawal or the Company’s general use until after the corresponding bank loans are repaid, or the performance obligation is satisfied.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

The Accounting Standards Update (“ASU”) 2016‑18, Statement of Cash Flows (Topic 230): Restricted Cash, required that restricted cash should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the consolidated statements of cash flows. The guidance was effective as of January 1, 2018 and the Company applied it using a retrospective transition method to each period presented. The adoption of this guidance changed the presentation and classification of restricted cash in the Company’s consolidated statements of cash flows. For the year ended December 31, 2017, substantially all of the changes in restricted cash of US$51,900, was previously reported as part of financing activities in the consolidated statement of cash flows.

Investments

Periods prior to January 1, 2018

All highly liquid investments with original maturities of greater than 90 days but less than 365 days are classified as short-term investments which are stated at their approximate fair value.

The Company accounts for its investments in accordance with ASC 320, Investments-Debt and Equity Securities (“ASC 320”). The Company classifies the investments in debt and equity securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the investments are determined on a specific identification method, and such gains and losses are reflected in the consolidated statements of comprehensive income (loss).

The securities that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. For individual securities classified as held-to-maturity securities, the Company evaluates whether a decline in fair value below the amortized cost basis is other-than-temporary in accordance with the Company’s policy and ASC 320. If the Company concludes that it does not intend or is not required to sell an impaired debt security before the recovery of its amortized cost basis, the impairment is considered temporary and the held-to-maturity securities continue to be recognized at the amortized costs. When the Company intends to sell an impaired debt security or it is more likely than not that it will be required to sell prior to recovery of its amortized cost basis, an other-than-temporary impairment is deemed to have occurred. In these instances, the other-than-temporary impairment loss is recognized in the consolidated statements of comprehensive income (loss) equal to the entire excess of the debt security’s amortized cost basis over its fair value at the balance sheet date of the reporting period for which the assessment is made.

The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading securities are included in earnings.

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income (loss) in shareholders’ equity. Realized gains or losses are charged to earnings during the period in which the gain or loss is realized. An impairment loss on the available-for-sale securities are recognized in the consolidated statements of comprehensive income (loss) when the decline in value is determined to be other-than-temporary. No impairment loss was recognized for the year ended December 31, 2017.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

In accordance with ASC 325 Investments-Other, for investments in an investee over which the Company does not have significant influence and which do not have readily determinable fair value, the Company carries the investment at cost and only adjusted for other-than-temporary declines in fair value and distributions of earnings that exceed the Company’s share of earnings since its investment. Management regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation included, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in earnings equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment. An impairment loss of US$2,768 was recognized for the year ended December 31, 2017.

Period commencing January 1, 2018

The Company adopted ASU 2016‑01, Financial Instruments—Overall (Subtopic 825‑10), Recognition and Measurement of Financial Assets and Liabilities from January 1, 2018, which requires all equity securities with readily determinable fair values, other than those accounted for under equity method of accounting or those that result in consolidation of the investee, to be measured at fair value with changes in the fair value recognized through net income. Change in fair value of available-for-sale equity securities are reported in earnings. Upon the adoption of ASU 2016‑01, accumulated unrealized gain, net of income taxes, of US$163,785 was reclassified from accumulated other comprehensive income to retained earnings as of January 1, 2018.

(1)	Debt Securities

The Company accounts for its debt investments in accordance with ASC 320, Investments-Debt Securities (“ASC 320”). The Company classifies the debt investments as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320. Interest income, including amortization of the premium and discount arising at acquisition, for all categories of debt investments are included in earnings. Any realized gains or losses on the sale of the debt investments are determined on a specific identification method, and such gains and losses are reflected in the consolidated statements of comprehensive income (loss).

The debt securities that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. For individual securities classified as held-to-maturity securities, the Company evaluates whether a decline in fair value below the amortized cost basis is other-than-temporary in accordance with the Company’s policy and ASC 320. If the Company concludes that it does not intend or is not required to sell an impaired debt security before the recovery of its amortized cost basis, the impairment is considered temporary and the held-to-maturity securities continue to be recognized at the amortized costs. When the Company intends to sell an impaired debt security or it is more likely than not that it will be required to sell prior to recovery of its amortized cost basis, an other-than-temporary impairment is deemed to have occurred. In these instances, the other-than-temporary impairment loss is recognized in the consolidated statements of comprehensive income (loss) equal to the entire excess of the debt security’s amortized cost basis over its fair value at the balance sheet date of the reporting period for which the assessment is made.

The debt securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading securities are included in earnings. All highly liquid investments with original maturities of greater than 90 days but less than 365 days are classified as short-term investments which are stated at their approximate fair value.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale debt securities are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income (loss) in shareholders’ equity. Realized gains or losses are charged to earnings during the period in which the gain or loss is realized. An impairment loss on the available-for-sale securities are recognized in the consolidated statements of comprehensive income (loss) when the decline in value is determined to be other-than-temporary. No impairment loss was recognized for the years ended December 31, 2018 and 2019, respectively.

(2)	Equity Securities

All equity investments with readily determinable fair values, other than those accounted for under equity method of accounting or those that result in consolidation of the investee, are measured at fair value with changes in the fair value recognized through net income.

Equity investments without readily determinable fair values which do not qualify for net asset value per share (or its equivalent) practical expedient and over which the Company does not have the ability to exercise significant influence through the investments in common stock, are accounted for under the measurement alternative. The carrying values of equity investments without readily determinable fair values are measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. All gains and losses on these investments, realized and unrealized, are recognized in the consolidated statements of comprehensive income (loss). The Company makes assessment of whether an investment is impaired at each reporting date, and recognizes an impairment loss equal to the difference between the carrying value and fair value in earnings. No impairment loss was recognized for the years ended December 31, 2018 and 2019, respectively. As a result of adoption of ASU 2016‑01, the Company is not required to disclose the fair value for equity investments without readily determinable fair value.

(3)   Equity method investments

In accordance with ASC 323 Investments-Equity Method and Joint Ventures, the Company applies the equity method of accounting to equity investments in common stock over which it has significant influence but does not own a majority equity interests or otherwise control. Under the equity method, the Company initially records its investment in the common stock of an investee at cost. The excess of the carrying amount of the investment over the underlying equity in net assets of the equity investee represents goodwill and intangible assets acquired. The Company adjusts the carrying amount of an investment for its share of the earnings or losses of the investee after the date of investment and reports the recognized earnings or losses in the consolidated statements of comprehensive income (loss). When the Company’s share of losses in the equity investee equals or exceeds its interest in the equity investee, the Company does not recognize further losses, unless the Company has incurred obligations or made payments or guarantees on behalf of the equity investee, or the Company holds other investments in the equity investee.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

The equity method investments are subject to periodic testing for other-than-temporary impairment, by considering factors including, but not limited to, stock prices of public companies in which the Company has an equity investment, current economic and market conditions, operating performance of the investees such as current earnings trends and undiscounted cash flows, and other company-specific information, such as recent financing rounds. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments and the determination of whether any identified impairment is other-than-temporary. If any impairment is considered other-than-temporary, the Company will write down the asset to its fair value and take the corresponding charge to the consolidated statements of comprehensive income (loss). No impairment was recorded for equity method investments for the years ended December 31, 2018 and 2019, respectively.

The Company elects fair value measurement for certain investment that would otherwise be accounted for under the equity-method of accounting, in accordance with ASC Topic 825-10, Financial instruments. The fair value option is applied to all of the Company’s financial interests in the same entity that are eligible items.  Such election is irrevocable. Under fair value method, investments are recorded at fair value and any changes in fair value are reported in the consolidated statements of comprehensive income (loss).

Funds Receivable

Funds receivable represents cash collection through third-party payment service providers. The Company carefully considers and monitors the credit worthiness of the third-party payment service providers. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. Funds receivable balances are written off after all collection efforts have been exhausted.

Loans Receivable

Loans receivable consists primarily of secured loans in the form of mortgage loans and unsecured loans to borrowers that have passed the Company’s credit assessment. Such amounts are recorded at the principal amount less impairment as of the balance sheet date. The loan periods extended by the Company to the borrowers generally range from 3 to 36 months.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

An allowance for credit loss is recorded when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The Company assesses the allowance for credit loss related to loans receivable on a quarterly basis, either on an individual or collective basis. The Company considers various factors in evaluating loans receivable for possible impairment on an individual basis. These factors include the amount of the loan, historical experience, value of collateral, if any, credit quality and age of the receivable balances. Impairment is measured on an individual loan basis using either the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is secured. The Company evaluates the remainder of its loans receivables portfolio for impairment on a collective basis in accordance with ASC 450‑20, Loss Contingencies and records an allowance for credit loss at the portfolio segment level.

Loan principal and interest receivables are charged-off when the loan principal and interest receivables are deemed to be uncollectible. In general, loan principal and interest receivables are identified as uncollectible if any of the following conditions are met : 1) the borrower is dead, missing or incapacitate and there is no legal heir and presentee or the legal heir and presentee refuse to abide the contract; 2) identification of fraud, and the fraud is officially reported to and filed with relevant law enforcement departments; 3) outstanding amount following 180 days past due after all collection efforts based on management’s judgment.

Property and Equipment, Net

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated Useful Life

Office equipment	3 - 5 years
Motor vehicles	5 - 10 years
Leasehold improvement	shorter of lease term or economic lives
Buildings	12 -45 years

Land is stated at cost and is not depreciated.

Construction in progress represents buildings and related premises under construction, which is stated at actual construction cost less any impairment loss. Construction in progress is transferred to the respective category of property and equipment when completed and ready for its intended use.

Interest associated with major development and construction projects is capitalized and included in the cost of the project. The capitalization of interest cease when the project is substantially completed or the development activity is suspended for more than a brief period. The amount to be capitalized is determined by applying the capitalization rate to the average amount of accumulated qualifying capital expenditures for assets under construction during the year.

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts, respectively, with any resulting gain or loss reflected in the consolidated statements of comprehensive income (loss).

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Impairment of Long-Lived Assets

The Company evaluates its long-lived assets or asset group with finite lives for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset group may not be fully recoverable. When these events occur, the Company evaluates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value, but not below the fair values of the individual long-lived assets within the asset group. No impairment charge was recognized for any of the years presented. Asset groups to be disposed of would be reported at the lower of the carrying amount or fair value less costs to sell, and no longer depreciated. The assets and liabilities of a disposal group classified as held for sale would be presented separately in the appropriate asset and liability sections of the consolidated balance sheets.

Fair Value of Financial Instruments

Financial instruments of the Company primarily include cash and cash equivalents, restricted cash, accounts receivable, commitment deposits, funds receivable, short-term and long-term investments, loans receivable, short-term and long-term loans, short-term bond payable, convertible senior notes and related derivative liabilities. As of December 31, 2018 and 2019, the carrying values of these financial instruments, other than trading securities and call option included in the short-term investment (see note 5), restricted cash, non-current portion, long-term investments, long-term loans, less current portion, convertible senior notes and related derivative liabilities, approximate their fair values due to the short-term maturity of these instruments. The call option was valued using the Black-Sholes pricing model as of December 31, 2019. The equity investments with readily determinable fair value and trading securities were recorded at fair value based on the quoted price in active markets as of December 31, 2018 and 2019. The equity method investments carried at fair value was recorded at fair value based on the quoted price, adjusted if relevant, for other input that is indirectly observable in the active market as of December 31, 2019. The carrying values of long-term loans, less current portion and restricted cash, non-current portion approximate their fair values, as the loans and restricted cash bear interest at rates determined based on the prevailing interest rates in the market. The convertible senior notes were recognized based on residual proceeds after allocation to the derivative liabilities at fair market value. The estimated fair values of the convertible senior notes based on a market approach were approximately US$199,172 and US$145,437 as of December 31, 2018 and 2019, respectively, and represents a Level 3 valuation in accordance with ASC 820, Fair Value Measurements and Disclosures (“ASC 820”). When determining the estimated fair value of the convertible senior notes, the Company used a commonly accepted valuation methodology and market-based risk measurements that are indirectly observable, such as credit risk. The fair value of the bifurcated derivative liabilities was insignificant for the years ended December 31, 2018 and 2019. Prior to January 1, 2018, the Company determined that it was not practicable to estimate the fair value of its cost method investments as of December 31, 2017 and measures the cost method investment at fair value on a nonrecurring basis only if an impairment charge were to be recognized.

The Company applies ASC 820 in measuring fair value. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 - Unobservable inputs which are supported by little or no market activity.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Assets measured at fair value on a recurring basis as of December 31, 2018 and 2019 are summarized below.

	Fair Value Measurement as of December 31, 2018
	Quoted Prices
	in Active	Significant
	Markets for	Other
	Identical	Observable	Unobservable	Fair Value at
	Assets	Inputs	Inputs	December 31,
	(Level 1)	(Level 2)	(Level 3)	2018
	US$	US$	US$	US$

Equity investments with readily determinable fair value	181,483	—	—	181,483
Trading securities	1,773	—	—	1,773

	Fair Value Measurement as of December 31, 2019
	Quoted Prices
	in Active	Significant
	Markets for	Other
	Identical	Observable	Unobservable	Fair Value at
	Assets	Inputs	Inputs	December 31,
	(Level 1)	(Level 2)	(Level 3)	2019
	US$	US$	US$	US$

Call option	—	—	1,384	1,384
Equity investments with readily determinable fair value	121,841	—	—	121,841
Equity method investments carried at fair value	8,539	18,200	—	26,739

The following table provides additional information about the reconciliation of the fair value measurements of assets and liabilities using significant unobservable inputs (level 3).

Call option
Balance as of December 31, 2018	—
Initial recognition	693
Decrease as a result of exercise	(458)
Change in fair value for the period	1,149
Balance as of December 31, 2019	1,384

The call option was valued using the Black-Scholes pricing model at the reporting date. The calculation was based on the exercise price, annual risk-free rate of 1.59%, dividend yield of 0% and volatility of 44%.

Revenue Recognition

Revenues are derived from marketing services, listing services, leads generation, financial services, value-added services and E-commerce services.

Revenue generated by CIH, which primarily include special listing services, data and analytics service have been classified and reported under discontinued operations for all the periods presented. See Note 15.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Periods prior to January 1, 2018

Revenues for each type of service sales were recognized only when the following criteria are met: (a) persuasive evidence of an arrangement exists; (b) price is fixed or determinable; (c) delivery of services has occurred; and (d) collectability is reasonably assured.

Listing Services

Listing services revenues consist of revenues derived from both basic listing services and special listing services.

The Company’s basic and special listing services are provided to agents, brokers, property developers, property owners, property managers and others seeking to sell or rent new or secondary residential and commercial properties.

(1)	Basic listing services

Basic listing services entitle customers to post and make changes to information for properties, home furnishings and other related products and services in a particular area on the website and mobile apps for a specified period of time, which typically range from one to 36 months, in exchange for a fixed fee. Written contracts, containing all significant terms, signed by the Company and its customers provide persuasive evidence of the arrangement. The amount of fee to be paid is not subject to change once the contract has been signed. The contracts generally do not contain any specific performance target or refund guarantee. Delivery of services occurs by making access to the websites and mobile apps available for posting by the customers over the specified listing period. The Company performs credit assessments of its customers prior to signing the written contract to ensure collectability is reasonably assured. In accordance with ASC 605, revenues were recognized ratably over the duration of the service period as the basic listing services were being delivered.

(2)	Special listing services

Special listing services consist of promotional activities associated with themed marketing campaigns, each generally over a one year duration and designed to recognize the leading companies within a specific real estate sector. For each special listing campaign, targeted leading companies participate in a collective marketing and promotional program for a specified fee, consisting of various online and offline promotional activities tied to the specialized theme of the campaign. Each revenue arrangement may include one or multiple special listing campaigns.

The Company evaluated its special listing revenue arrangements in accordance with ASC 605‑25, Revenue recognition–Multiple-element arrangements. The promotional services within a special listing program were accounted for as one combined unit of accounting, as each promotional deliverable did not have standalone value to the customer since all the deliverables were tied to the specialized theme of the campaign, and were not sold separately. For contractual arrangements that contain multiple special listing campaigns, the program for each campaign was accounted for as a separate unit of accounting. ASC 605‑25 required revenues to be allocated to each unit of accounting on a relative fair value basis based on a selling price hierarchy. The selling price for a deliverable was based on vendor-specific objective evidence (“VSOE”) if available, third party evidence (“TPE”) if VSOE was not available, or best estimate of selling price (“BESP”) if neither VSOE nor TPE was available. The Company allocated total arrangement consideration to each unit of accounting based on its relative selling price, which was determined based on its BESP for that deliverable since neither VSOE nor TPE exist. In determining the BESP for each deliverable, the Company considered its overall pricing model and objectives when sold separately, as well as market or competitive conditions that may impact the price at which the Company would transact if the deliverable were sold regularly on a standalone basis. The Company monitored the conditions that affect its determination of selling price for each deliverable and reassess such estimates periodically. In accordance with ASC 250, “Accounting Changes and Error Corrections,” changes in the determination of the BESP were considered a change in accounting estimate and were accounted for on a prospective basis. The effect of changes in the BESP on the allocation of arrangement consideration was insignificant for all periods presented.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Written contracts, containing all significant terms, signed by the Company and its customers provide persuasive evidence of the arrangement. The amount of fee to be paid is not subject to change once the contract has been signed. The contracts do not contain any specific performance, cancellation, termination or refund provisions. The Company performs credit assessments of its customers prior to signing the written contract to ensure collectability is reasonably assured. In accordance with ASC 605, “Revenue Recognition,” revenues were recognized ratably over the duration of the campaign period as the special listing services were being delivered.

Marketing Services

The Company offers marketing services on the Company’s websites and mobile apps, primarily through banner advertisements, floating links, logos and other media insertions. These marketing services are offered to real estate developers and to a lesser extent provider of products and services for home decoration and improvement. Marketing services allow customers to place advertisements on particular areas of the Company’s websites and mobile apps, in particular formats and over particular periods of time. Written contracts, containing all significant terms, signed by the Company and its customers provide persuasive evidence of the arrangement. The contracts generally do not contain any specific performance target or refund guarantee.

The service fee is negotiated between the customer and the Company but once a price is agreed to and the written contract is signed by both parties, the price is fixed and not subject to change. The service fee is due and payable in installments over the service period. The marketing services typically last from several days to one year. Delivery of the service occurs upon displaying the agreed forms of services on the Company’s websites and mobile apps over the specified service period. The Company performs credit assessments on its customers prior to signing the written contract to ensure collectability is reasonably assured. Revenues were recognized ratably over the contract period, as there was persuasive evidence of an arrangement, the fee is fixed or determinable and collection was reasonably assured, as prescribed by ASC 605.

Since 2016, the Company began to provide marketing services whereby the sole consideration for the services is in the form of a specifically identified unit of a development. The Company accounts for these arrangements pursuant to ASC 845, Nonmonetary transactions, and have determined that the fair value of consideration received, i.e. the specifically identified real estate property, is more readily determinable than the marketing services surrendered. Accordingly, the fair value of property is used for measurement and revenues are recognized ratably over the service period. Revenue recognized under such arrangement was US$1,361 for the year ended December 31, 2017.

For certain arrangements, the Company provides marketing services that contain multiple deliverables, that is, different forms of services to be delivered over different periods of time.

The Company accounted for each deliverable in the arrangement as separate unit of accounting. Revenues were allocated to each unit of accounting on a relative fair value basis based on a selling price hierarchy and was recognized ratably over the duration of the service period. The selling price for a deliverable was based on its vendor-specific objective evidence (“VSOE”) if available, third party evidence (“TPE”) if VSOE is not available, or BESP if neither VSOE nor TPE is available. The total arrangement consideration was allocated to each unit of accounting based on its relative selling price which is determined based on the Company’s BESP for that deliverable because neither VSOE nor TPE exist. In determining its BESP for each deliverable, the Company considered its overall pricing model and objectives, as well as market or competitive conditions that may impact the price at which the Company would transact if the deliverable were sold regularly on a standalone basis. The Company monitored the conditions that affect its determination of selling price for each deliverable and reassesses such estimates periodically.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

E-commerce service

E-commerce service revenues consist of revenues derived from:

(1)	Fang membership services

The Company enters into arrangements with real-estate developers, pursuant to which the Company charges its customers RMB5,000 to RMB20,000 in order for them to purchase specified properties from the real estate developers at a discount significantly greater than the face value of the fees charged by the Company. The discount is either a fixed amount off or a fixed percentage to the price of the specified property. The fees paid by the customers to the Company are refundable before a purchase of the specified properties at a discount is made by the customers or if after the purchase, only if the customers can fulfil certain requirements under the refund policy. The Company chose to analogize to rights of return guidance in ASC 605‑15 when accounting for refundable fees as reliable estimates of refunds can be made based on company-specific historical evidence. Revenues were recognized by the Company when cash consideration of the fees was received and the discount has been applied by the customers to pay for the purchase price of the specified properties, net of estimated refunds. Cash received in advance of the purchase of specified properties and provision for refunds were recorded as “customers’ refundable fees” . The provision of refunds was insignificant for the year ended December 31, 2017.

Additionally, the Company, real-estate developers and marketing agencies entered into tri-party cooperation arrangements for certain Fang membership services. When customers use their Fang membership cards to purchase specified properties in selected advertisements published by the marketing agents, a portion of the proceeds from the Fang membership services is remitted to the marketing agents. The Company recognized revenues from this type of Fang membership services on a net basis, representing the portion of proceeds received from customers that is ultimately retained by the Company as it is an agent in the arrangement. Commencing in 2014, the Company also entered into cooperation arrangements directly with real-estate developers for Fang membership services. The Company either engages third-party real estate agents or places advertisements with marketing agents to promote the real-estate projects. The Company recognized revenues from this type of Fang membership services on a gross basis, representing the proceeds received from the real-estate developers, as the Company is the primary obligor in the arrangement. Payments to third-party real estate agents are recorded as cost of sales, while payments to marketing agents are recorded as selling expenses. The portion to be remitted to third-party real estate agents and marketing agents was recorded as amounts payable to sales and marketing agents in “accrued expenses and other liabilities” on the consolidated balance sheets (Note 13).

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

(2)	Direct sales services

The Company promotes property developments of its developer clients primarily through its websites and mobile applications (“mobile apps”). Potential buyers can register with the Company free of charge if they are interested in any real estate properties covered by its direct sales services. After the registration, the Company provides the buyers with additional information about the properties and related services, such as tours to visit the property developments and other services to facilitate property purchases. By using the direct sales services, individual buyers can enjoy discounted prices for properties that the Company offers from its developer clients. The Company charges its developer clients a fee for each property it sold through its direct sales services at a predetermined percentage of the value of the individual transaction. Thereafter, the real estate developers can request for refund only if they can fulfil certain requirements under the refund policy. The Company chose to analogize to rights of return guidance in ASC 605‑15 when accounting for refundable fees as reliable estimates of refunds can be made based on company-specific historical evidence. Revenues were recognized by the Company based on total of successful purchase transactions made, net of estimated refunds. The provision of refunds was insignificant for the year ended December 31, 2017.

(3)	Sublease services

Beginning in 2015, the Company began to provide sublease service through its websites. The Company identifies suitable properties and initially enters into lease agreements with the property owners. The lease agreements allow the Company to sublease the properties. Regardless whether the leased property is subsequently sub-leased by the Company, the lease agreement between the Company and the property owner remains in effect, including the Company’s obligation to make fixed rental payments over the non-cancellable lease term. The property owner is not a party to, and therefore not entitled to, any rights or obligations under the sublease agreement. Sublease rental income was recorded as revenue from subleasing services and recognized on a gross basis as the Company is the principal to the sublease arrangements. The sublease income was recognized on a straight-line basis over the lease term. Sublease rental income for the year ended December 31, 2017 was US$15,085.

(4)	Real estate online brokerage services

Commencing in 2015, the Company provided brokerage services for sellers and buyers of secondary properties. Brokerage services may include property listing services, advisory services, transaction negotiation services and administration services. In addition to secondary property sales, the Company also assists property owners and potential tenants with leasing transactions. Commission revenues derived from brokerage services is recognized upon the execution, fulfillment of all performance obligations specified on the tri-party transaction agreement that is entered into between the seller, buyer and the Company in its capacity as broker, and cash receipt.

(5)	Online decoration services

Beginning in 2015, the Company launched online decoration services, which includes interior design, remodeling, renovation, furnishing and other home improvement services. The Company generally charges the customers a fixed fee. The Company recognized revenues based on the percentage-of-completion method and measures progress using input measures, i.e., cost-to-cost, in accordance with ASC 605‑35, Revenue Recognition Construction-Type and Production-Type Contracts. Estimated losses, if any, were recognized during the period in which the loss becomes probable and reasonably estimable.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Financial Services

Financial services are provided through the Company’s online financial platform www.fangtx.com and offline micro loan subsidiaries. The Company provides secured loans in the form of entrusted loans, mortgage loans and unsecured loans, primarily to borrowers that meet the Company’s credit assessment requirements. The Company ceased to provide entrusted loans since 2017. Revenues derived from loan interest income and annual service fees are recognized using the effective interest rate method. The Company does not accrue interest on loans receivable that are considered impaired or more than 90 days past due unless either the receivable has not been collected due to administrative reasons or the receivable is well secured and in the process of collection. Unsecured loans stop accruing interest when 60 days past due and are classified as impaired loan.

Value-added Services

The Company generates revenues from value-added services including subscription services for access to the Company’s information database and consulting services for customized and industry-related research reports and indices. Revenues derived from subscription services for access to the Company’s information database are recognized ratably over the subscription period. Revenues derived from consulting services for customized and industry-related research reports and indices were recognized when the relevant services were completed.

The Company’s business was subject to VAT, surcharges or cultural construction fees levied on advertising-related sales in the PRC. In accordance with ASC 605‑45, Revenue Recognition-Principal Agent Considerations, all such VAT, surcharges and cultural construction fees were presented as cost of revenues in the consolidated statements of comprehensive income (loss). VAT, surcharges and cultural construction fees for the year ended 2017 were US$33,320.

All service fees received in advance of the provision of services were initially recorded as deferred revenues and subsequently recognized as revenues when the related services were performed by the Company.

Period commencing January 1, 2018

The Company adopted ASC 606, Revenue from Contracts with Customers (“ASC 606”), from January 1, 2018, applying the modified retrospective method to those contracts which were not completed as of January 1, 2018. Accordingly, revenues for the year ended December 31, 2018 were presented under ASC 606, while revenues for the year ended December 31, 2017 were not adjusted and continued to be reported under ASC 605. Upon the adoption of the ASC 606, the Company recognized the cumulative effect of US$2.3 million, net of income taxes, as an increase to the opening retained earnings as of January 1, 2018. The cumulative effect of adoption is primarily related to the following reasons:

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

(1)

Before the adoption of ASC 606, the Company assessed whether collectability is reasonably assured at the outset of the arrangement, and subsequently reassessed if there was a substantive change in facts and circumstances. If the collectability of all or a portion of the fee is not reasonably assured, all revenue recognition were deferred until payment was received (assuming all of the other revenue recognition criteria have been met). Upon the adoption of ASC 606, if it is not probable that the Company will collect substantially all of the consideration to which it will be entitled in exchange for the goods or services that will be transferred to the customer, consideration received from the customer is initially recorded as a liability. The Company will recognize nonrefundable consideration received as revenue only when one of the following events has occurred:

•	the Company has no remaining obligations to transfer goods or services to the customer and all, or substantially all of the consideration has been received;
•	the contract has been terminated; or
•

the Company have transferred control of the goods or services to which the consideration that has been received relates, and has stopped transferring (and has no obligation under the contract to transfer) additional goods or services to the customer, if applicable.

As a result, the Company made an adjustment to decrease the opening balance of retained earnings as of January 1, 2018 by US$0.5 million.

(2)

The Company’s policy before the adoption of ASC 606 was to require written signed contracts by both the Company and its customers as persuasive evidence of its revenue arrangements. In certain cases where services are being delivered prior to the receipt of the written signed contracts by both parties, revenue had been deferred until such time the written signed contracts are collected. Under the new revenue standard, revenues may be recognized prior to the receipt of the written signed contracts by both parties (assuming all other revenue recognition criteria are satisfied), as long as the revenue arrangements between the Company and its customers are legally enforceable. As a result, the Company made an adjustment to increase the opening balance of retained earnings as of January 1, 2018 by US$2.8 million.

In addition, the Company’s revenues are presented net of value-added tax collected on behalf of governments starting from January 1, 2018. Prior to January 1, 2018, value-added tax collected on behalf of governments were presented as gross in both revenues and cost of revenues. The Company has elected to adopt the practical expedient for incremental costs to obtain a contract with a customer, i.e. sales commissions, with amortization periods of one year or less to be recorded in selling expenses when incurred. The Company has elected the practical expedient not to disclose the information about remaining performance obligations which are part of the contracts that have an original expected duration of one year or less.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Since the adoption of ASC 606 starting from January 1, 2018, the Company recognizes revenues upon the satisfaction of its performance obligation (upon transfer of control of promised goods or services to customers) in an amount that reflects the consideration to which the Company expects to be entitled to in exchange for those goods or services, excluding amounts collected on behalf of third parties (for example, value-added taxes). For each performance obligation satisfied over time, the Company recognizes revenue over time by measuring the progress toward complete satisfaction of that performance obligation. If the Company does not satisfy a performance obligation over time, the performance obligation is satisfied at a point in time.

The Company’s contracts with customers often include promises to transfer multiple products and services. For these contracts, the Company accounts for individual performance obligations separately if they are capable of being distinct and distinct within the context of the contract. Determining whether products and services are considered distinct performance obligations may require significant judgment. Judgment is also required to determine the stand-alone selling price (“SSP”) for each distinct performance obligation. In instances where SSP is not directly observable, such as when the Company does not sell the product or service separately, the Company determines the SSP using information that may include market conditions and other observable inputs.

Marketing Services

The Company offers marketing services on the Company’s websites and mobile apps, primarily through banner advertisements, floating links, logos and other media insertions. These marketing services are offered to real estate developers and to a lesser extent provider of products and services for home decoration and improvement. Marketing services allow customers to place advertisements on particular areas of the Company’s websites and mobile apps, in particular formats and over particular periods of time. The marketing services typically last from several days to one year. The Company determines that the customer simultaneously receives and consumes benefits provided by the Company’s performance as the Company performs during the term of the contract. Revenues from marketing services are recognized ratably over the service period.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Listing Services

Listing services revenues consist of revenues derived from both basic listing services and special listing services.

(1)	Basic listing services

Basic listing services entitle customers to post and make changes to information for properties, home furnishings and other related products and services in a particular area on the website and mobile apps for a specified period of time, which typically range from one to 12 months, in exchange for a fixed fee. Revenues are recognized on a straight line basis over the service period. The Company determines that its performance pattern to be straight line since the customer simultaneously receives and consumes the benefits provided by the Company as the Company performs during the term of the contract and the earning process is straight line.

(2)	Special listing services

The Company offers special listing services, consisting of a number of online and offline themed events, including industry forums, periodic updates and online promotions to its customers to promote their brands. The special listing services contain a number of defined but not identical or similar activities to be performed over the period of one year. These activities are to fulfill the special listing service and are not separate promises in the contract. The Company determines that each day of the promotion service is distinct because the customer can benefit from each increment of service on its own (that is, it is capable of being distinct) and each increment of service is separately identifiable because no day of service significantly modifies or customizes another and no day of service significantly affects either the Company’s ability to fulfill another day of service or the benefit to the customer of another day of service. The Company determines that it is providing a series of distinct goods or services because the services provided each day are substantially the same, the customer simultaneously receives and consumes the benefits provided by the Company as the Company performs, and the same measure of progress would be used to measure the Company’s progress toward satisfying its promise to provide the promotion services. Revenues of special listing services are recognized on a straight-line basis over the period of one year.

Value-added Services

Value-added services consist of revenues derived from:

(1)	Data services

The Company derives revenues by providing access and analytics tools, including appraisal and rating modules, and city maps, based on its proprietary database of commercial real estate information, typically through a fixed monthly fee for its data services. The Company determines that the customer simultaneously receives and consumes benefits provided by the Company’s performance as the Company performs during the term of the contract and the earning process is straight-line. Revenues from data services are recognized on a straight-line basis over the subscription period.

(2)	Analytics services

The Company derives revenues by providing customized research reports to customers. There are no contractual customer acceptance provisions. Revenues from customized research reports are recognized when the Company delivers the reports to customers, which is when the control over the report has been transferred to customers.

The Company provides data monitoring and survey services over a period of time, generally less than one year. Revenues are recognized on a straight-line basis over the term of the agreement since the customer simultaneously receives and consumes benefits provided by the Company’s performance as the Company performs during the term of the contract and the earning process is straight-line.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Financial Services

The Company provides secured loans in the form of mortgage loans and unsecured loans, primarily to borrowers that meet the Company’s credit assessment requirements. Revenues derived from loan interest income and annual service fees are recognized using the effective interest rate method. The Company does not accrue interest on loans receivable that are considered impaired or more than 90 days past due unless either the receivable has not been collected due to administrative reasons or the receivable is well secured and in the process of collection. Unsecured loans stop accruing interest when 60 days past due and are classified as impaired loan.

E-Commerce Services

E-commerce service revenues consist of revenues derived from:

(1)	Fang membership services

For the years ended December 31, 2018 and 2019, the Company enters into arrangements with real-estate developers, pursuant to which the Company charges individual buyers who are interested to purchase specified properties from the real estate developers at a discount significantly greater than the face value of the fees charged by the Company. The discount is either a fixed amount or a fixed percentage to the price of the specified property. The fees paid by the individual buyers to the Company are refundable before a purchase of the specified properties is consummated by the individual buyers. Upon the successful purchase of the specified properties by the individual buyers, a portion of the proceeds from the Fang membership services is remitted to the real-estate developers or its designated marketing agents.

The Company determines real-estate developers as its customers and identifies one single performance obligation as the referral service. The Company determined the referral service to be satisfied at a point in time only when the purchase of the specified properties have been consummated by the individual buyers. Consideration payable to the real-estate developers or its designated marketing agents are accounted for as a reduction of the transaction price.

(2)	Direct sales services

The Company promotes properties of its property developer customers primarily through its websites and mobile applications by providing the potential individual buyers with additional information about the properties and related services, such as tours to visit the properties and other services to facilitate property purchases. In return, the Company charges its property developer customers a fee for each property it sells at a predetermined percentage of the value of the individual transaction. The Company determines real-estate developers as its customers and identifies one single performance obligation as the referral service. The Company determined the referral service to be satisfied at a point in time only when the purchase of the specified properties have been consummated by the individual buyers. Revenues were recognized by the Company based on total of successful purchase transactions made.

(3)	Sublease services

The Company identifies suitable properties and initially enters into lease agreements with the property owners. The lease agreements allow the Company to sublease the properties. Regardless whether the leased property is subsequently sub-leased by the Company, the lease agreement between the Company and the property owner remains in effect, including the Company’s obligation to make fixed rental payments over the non-cancellable lease term. The property owner is not a party to, and therefore not entitled to, any rights or obligations under the sublease agreement. Sublease rental income is recorded as revenue from subleasing services and recognized on a gross basis. The sublease income is recognized on a straight-line basis over the lease term.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Sublease rental income for the years ended December 31, 2018 and 2019 was US $6,402 and US$1,145, respectively. In 2019, the Company ceased operation of the sublease services.

Leads Generation Services

The Company provides leads generation services to real estate developers, real estate agents and to a lesser extent, providers of products and services for home decoration and improvement. The Company’s platform generates a list of sales leads regarding potential real estate consumers based on each customer’s specific needs. The service fee is charged based on the number of sales leads delivered during a certain period of time. Revenue is recognized at a point in time upon the transfer of control of sales leads to customers.

Contract Balances

The timing of revenue recognition, billings and cash collections result in accounts receivable and contract liabilities (i.e. deferred revenue). Accounts receivable are recognized in the period when the Company has provided services to its customers and when its right to consideration is unconditional. The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances.

The Company maintains a general and specific allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. Accounts receivable balances with large creditworthy customers and balances which the Company has registered the pledge of the titles of real estate properties as collateral from customers are reviewed by management individually for collectability. All other balances are reviewed on a pooled basis. A percentage of general allowance is applied to the balances of accounts receivable in each aging category, excluding those which are assessed individually for collectability. Management considers various factors, including historical loss experience, current market conditions, the financial condition of its debtors, any receivables in dispute, the fair value of real estate properties whose titles have been pledged as collateral, the aging of receivables and current payment patterns of its debtors, in establishing the required allowance. Accounts receivable balances are written off after all collection efforts have been exhausted.

Amounts collected on accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows.

Deferred revenue (a contract liability) is recognized when the Company has an obligation to transfer goods or services to a customer for which the Company has received consideration from the customer, or for which an amount of consideration is due from the customer. The amounts of revenue recognized during the years ended December 31, 2018 and 2019 from the opening balance of deferred revenue as of January 1, 2018 and 2019, was US$46,652 and US$38,123, respectively. Decrease of deferred revenue during the year ended December 31, 2019, in the amount of US$27,120 was attributable to the spinoff of CIH on June 11, 2019.

Cost of Revenues

Cost of revenues consists of employee costs, tax surcharges, rental costs incurred in relation to sublease services, server and bandwidth leasing fees, payments to third-party real estate agents and other direct costs incurred in providing the related services. Prior to January 1, 2018, VAT was also included in cost of revenues. These costs are expensed when incurred.

Advertising Expenses

Advertising expenses are expensed when incurred and are included in selling expenses in the consolidated statements of comprehensive income (loss). For the years ended December 31, 2017, 2018 and 2019, the advertising expenses charged to both continuing and discontinued operations were US$16,869, US$7,110 and US$11,478, respectively.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Leases

Leases are classified at the inception date as either a capital lease or an operating lease. A lease is a capital lease if any of the following conditions exists: (a) ownership is transferred to the lessee by the end of the lease term, (b) there is a bargain purchase option, (c) the lease term is at least 75% of the property’s estimated remaining economic life or (d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. The Company does not have capital leases for any of the years presented.

Prior to January 1, 2019, payments made under operating lease, including land use rights, were charged to the consolidated statements of comprehensive income on a straight-line basis over the term of underlying lease.  Leases with escalated rent provisions are recognized on a straight-line basis commencing with the beginning of the lease term. There are no capital improvement funding, lease concessions or contingent rent in the lease agreements.  The Company has no legal or contractual asset retirement obligations at the end of the lease term.

The company adopted ASC Topic 842, Leases (“ASC 842”) on January 1, 2019, using a modified retrospective method for leases that exist at, or are entered into after, January 1, 2019, and has not recast the comparative periods presented in the consolidated financial statements. The adoption of ASC 842 requires the recognition of right-of-use assets and lease liabilities on the balance sheet for both operating and finance leases. The Company elected the package of practical expedients that not to reassess: (1) whether any expired or existing contracts are or contain leases, (2) lease classification for any expired or existing leases, and (3) initial direct costs for any expired or existing leases. The Company also elected the hindsight practical expedient to determine the reasonably certain lease term for existing leases. The Company used its estimated incremental borrowing rate based on information available at the date of adoption in calculating the present value of its existing lease payments.  The following table summarizes the effect on the consolidated balance sheet as a result of adopting ASC 842.

	As of December 31, 2018	Effect of Adoption	As of January 1, 2019
	US$	US$	US$
Prepayments and other current assets	27,894	(254)	27,640
Other non-current assets	4,558	36,803	41,361
Land use rights	33,153	(33,153)	—
Accrued expenses and other liabilities	(118,924)	(1,668)	(120,592)
Other non-current liabilities	(150,837)	(1,728)	(152,565)

Upon adoption of ASC 842, the lease liabilities are recognized upon lease commencement for operating leases based on the present value of lease payments over the lease term. The right-of-use assets are initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentives received. As the rate implicit in the lease cannot be readily determined, the incremental borrowing rate at the lease commencement date is used in determining the imputed interest and present value of lease payments. The incremental borrowing rate was determined using a portfolio approach based on the rate of interest that the Company would have to borrow an amount equal to the lease payments on a collateralized basis over a similar term. The Company recognizes the single lease cost on a straight-line basis over the remaining lease term for operating leases.

The Company has elected not to recognize right-of-use assets or lease liabilities for leases with an initial term of 12 months or less; expenses for these leases are recognized on a straight-line basis over the lease term. In addition, the Company has elected not to separate non-lease components (e.g., property management fees) from the lease components.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Income Taxes

The Company follows the liability method of accounting for income taxes, whereby deferred tax assets and liabilities are recognized based on the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and attributable to operating loss and tax credit carryforwards, if any. The Company reduces the carrying amounts of deferred tax assets by a valuation allowance, if based on the available evidence, it is “more-likely-than-not” that such assets will not be realized. Accordingly, the need to establish valuation allowances for deferred tax assets is assessed at each reporting period based on a “more-likely-than-not” realization threshold. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of futures profitability, the duration of statutory carryforward periods, the Company’s experience with operating loss and tax credit carryforwards, if any, not expiring.

The Company applies ASC 740, Income taxes (“ASC 740”), to account for uncertainties in income taxes. In accordance with the provisions of ASC 740, the Company recognizes in its financial statements the impact of a tax position if a tax return position or future tax position is “more-likely-than-not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more-likely-than-not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement.

The Company’s estimated liability for unrecognized tax benefits, which is included in “other non-current liabilities”, is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statutes of limitation. The outcome for a particular audit cannot be determined with certainty prior to the conclusion of the audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Company’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Company’s financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Company to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Interest and penalties arising from underpayment of income taxes are computed in accordance with the related PRC tax law. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest and penalties recognized in accordance with ASC 740 are classified in the consolidated statements of comprehensive income (loss) as income tax expense.

Government Grants

Government grants primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. For certain government grants, there are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. The government grants of non-operating nature with no further conditions to be met are recorded as non-operating income in “Other income, net” when received. The government grants with certain operating conditions are recorded as liabilities when received and will be recorded as operating income when the conditions are met. Government grants related to the acquisition of property and equipment and land use rights are recorded as other non-current liabilities on the consolidated balance sheets when the grants become receivable, and recognized as other income in the consolidated statements of comprehensive income (loss) on a straight-line basis over the estimated useful lives of those assets. For the years ended December 31, 2017,2018 and 2019, US$3,025,  US$1,224 and US$927 respectively, of government grants were recognized in the consolidated statements of comprehensive income (loss).

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Share-based Compensation

The Company’s employees and directors participate in the Company’s share-based award incentive plan which is more fully discussed in Note 18. The Company applies ASC 718, Compensation-Stock Compensation (“ASC 718”), to account for its employee share-based payments. There were no share-based payments made to non-employees for any of the years presented.

In accordance with ASC 718, the Company determines whether a share option should be classified and accounted for as a liability award or an equity award. All grants of share-based awards to employees classified as equity awards are recognized in the financial statements based on their grant date fair values which are calculated using an option pricing model. All grants of share-based awards to employees and directors classified as liabilities are remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense in order to properly reflect the cumulative expense based on the current fair value of the vested rewards over the vesting periods. The Company has elected to recognize compensation expense using the straight-line method for all employee equity awards granted with graded vesting based on service conditions, which were not subject to performance vesting conditions.

Meanwhile, the Company uses the accelerated attribution method for equity awards with performance conditions on a tranche-by-tranche basis based on the probable outcome of the performance conditions. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards is reversed.

Cancellation of an award accompanied by the concurrent grant of a replacement award is accounted for as a modification of the terms of the cancelled award (“modified awards”). The compensation costs associated with the modified awards are recognized if the new vesting condition is achieved. Total recognized compensation cost for the awards is at least equal to the fair value of the awards at the grant date unless at the date of the modification the performance or service conditions of the original awards are not expected to be satisfied. The incremental compensation cost is measured as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date. Therefore, in relation to the modified awards, the Company recognizes share-based compensation over the vesting periods of the replacement award, which comprises, (i) the amortization of the incremental portion of share-based compensation over the remaining vesting term and (ii) any unrecognized compensation cost of the original award over the original term.

In March 2016, the Financial Accounting Standards Board (“FASB”) issued a new accounting standard update on simplifying the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The new guidance also allows an entity to account for forfeitures when they occur. This guidance became effective for reporting periods beginning after December 15, 2016. The Company adopted this new guidance on January 1, 2017. In prior years, excess tax benefits were recognized in additional paid-in capital; tax deficiencies were recognized either as an offset to accumulated excess tax benefits, if any, or in the consolidated statement of comprehensive income (loss). Excess tax benefits were not recognized until the deduction reduces taxes payable. Upon adoption, all excess tax benefits and tax deficiencies are recognized as income tax expense or benefit in the consolidated statement of comprehensive income (loss). This change was adopted prospectively and did not have a material impact on the Company’s consolidated financial statements. The Company elected to account for forfeitures as they occur, rather than estimate expected forfeitures. These changes were adopted on a modified retrospective basis, and resulted in no material cumulative effect adjustment to retained earnings.

A modification to the terms of an award occurs in connection with the event of an equity restructuring (e.g. spin-off) result in the recognition of incremental compensation cost if there are changes in fair value, vesting conditions, or the classification of the award immediately before and after the restructuring.  The incremental compensation, if any, is measured as the excess of the fair value of the post-modified award over the fair value of the award before the modification.  In connection with spin-off transaction, when employees of the Company receive unvested equity instruments of the former subsidiary, or employees of the former subsidiary retain unvested equity instruments of the Company, compensation cost is recognized by the entity that receives the employee services regardless of which entity’s equity instruments the employee holds.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Earnings (loss) per Share

The Company computes earnings (loss)  per Class A and Class B ordinary shares in accordance with ASC 260, Earnings Per Share (“ASC 260”), using the two class method. Under the provisions of ASC 260, basic net income (loss) per share is computed using the weighted average number of ordinary shares outstanding during the period except that it does not include unvested ordinary shares subject to repurchase or cancellation. Diluted net income per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potentially dilutive securities have been excluded from the computation of diluted net income per share if their inclusion is anti-dilutive. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of stock options, contracts that may be settled in the Company’s stock or cash and the conversion of the convertible senior notes. The dilutive effect of outstanding stock options , restricted shares and convertible senior notes is reflected in diluted earnings per share by application of the treasury stock method and the if-converted method, respectively. The computation of the diluted net income per share of Class A ordinary shares assumes the conversion of Class B ordinary shares, while the diluted net income per share of Class B ordinary shares does not assume the conversion of those shares.

The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting. The Class B ordinary shareholders do not have the legal ability to cause the Company’s board of directors to declare unequal dividends to the holders of Class A and Class B ordinary shares. As a result, and in accordance with ASC 260, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. Further, as the conversion of Class B ordinary shares is assumed in the computation of the diluted net income per share of Class A ordinary shares, the undistributed earnings are equal to net income for that computation. For the purposes of calculating the Company’s basic and diluted earnings per Class A and Class B ordinary shares, the ordinary shares relating to the options that were exercised are assumed to have been outstanding from the date of exercise of such options.

The Company uses income/(loss) from continuing operations as the control number in determining whether potential common shares are dilutive or antidilutive. That is, the same number of potential common shares used in computing the diluted per-share amount for income from continuing operations shall be used in computing all other reported diluted per-share amounts even if those amounts will be antidilutive to their respective basic per-share amounts.

In connection with spin-off transaction, the Company retrospectively presents the earnings (loss) from continuing operations per share and earnings (loss) from discontinued operations per share separately from earnings (loss) per share for all periods presented.

Derivative Instruments

ASC 815, Derivatives and Hedging, requires all contracts which meet the definition of a derivative to be recognized on the balance sheet as either assets or liabilities and recorded at fair value. Changes in the fair value of derivative financial instruments are either recognized periodically in earnings or in other comprehensive income (loss) depending on the use of the derivative and whether it qualifies for hedge accounting. Changes in fair values of derivatives not qualified as hedges are reported in earnings. The estimated fair values of derivative instruments are determined at discrete points in time based on the relevant market information.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the change in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive income (loss), as presented on the consolidated balance sheets, includes (i) the cumulative foreign currency translation adjustments, (ii) gains and losses on intra-entity foreign currency transactions that are of a long-term-investment nature (that is, settlement is not planned or anticipated in the foreseeable future) between consolidated entities  (iii) changes in unrealized gains on available-for-sale debt securities. Comprehensive income (loss) also included changes in unrealized gains on available-for-sale equity securities for the year ended December 31, 2017, before the adoption of ASU 2016‑01. In connection with the spin-off of foreign subsidiaries, the cumulative translation adjustment is reclassified as part of the net adjustment to shareholders’ equity.

Contingencies

The Company records accruals for certain of its outstanding legal proceedings or claims when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. The Company evaluates, on a quarterly basis, developments in legal proceedings or claims that could affect the amount of any accrual, as well as any developments that would make a loss contingency both probable and reasonably estimable. The Company discloses the amount of the accrual if it is material.

When a loss contingency is not both probable and estimable, the Company does not record an accrued liability but discloses the nature and the amount of the claim, if material. However, if the loss (or an additional loss in excess of the accrual) is at least reasonably possible, then the Company discloses an estimate of the loss or range of loss, if such estimate can be made and material, or states that such estimate is immaterial if it can be estimated but immaterial, or discloses that an estimate cannot be made. The assessments of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involve complex judgments about future events. Management is often unable to estimate the loss or a range of loss, particularly where (i) the damages sought are indeterminate, (ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.

Discontinued operations

The Company considers whether the criteria of ASC 205-20, Discontinued Operations, has been met, which includes evaluating if the disposal of a component represents a strategic shift that has, or will have, a major effect on the Company.

When a component of the Company's business is expected to be disposed of other than by sale (for example, in a distribution to owners in a spin-off), the component shall continue to be classified as held and used until it is disposed of. Upon distribution, the Company retrospectively presents the assets and liabilities of the discontinued operation separately from other assets and liabilities on the consolidated balance sheets, and the results of operations of the discontinued operation separately on the consolidated statements of comprehensive income (loss) for all periods presented.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Recent accounting pronouncements

In June 2016, the FASB issued ASU No. 2016‑13 (“ASU 2016‑13”), Financial Instruments – Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments. ASU 2016‑13 changes the impairment model for most financial assets and certain other instruments. The standard will replace “incurred loss” approach with an “expected loss” model for instruments measured at amortized cost. For available-for-sale debt securities, entities will be required to record allowances rather than reduce the carrying amount, as they do today under the other-than-temporary impairment model. The standard is effective for public business entities for annual periods beginning after December 15, 2019, and interim periods therein. Early adoption is permitted. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018‑13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018‑13 eliminates, adds and modifies certain disclosure requirements for fair value measurements. The amendments applicable to the disclosures of changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial year of adoption. This ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. All other amendments should be applied retrospectively to all periods presented upon their effective date. Early adoption is permitted, and an entity is also permitted to early adopt any removed or modified disclosures and delay adoption of the additional disclosures until their effective date. The Company is in the process of evaluating the impact on its consolidated financial statements upon adoption.